Group information	12 Months Ended
Mar. 31, 2023
Disclosure of Group Information [Abstract]
Group information
45.
Group information
(a)
Subsidiaries

The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held by the immediate holding company are disclosed below. The country of incorporation is also their principal place of business.

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
1	ReNew Power Private Limited* ^^	ReNew Energy Global Plc	India	93%	93%
2	ReNew Solar Power Private Limited^	ReNew Power Private Limited	India	100%	100%
3	ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)	ReNew Power Private Limited	India	100%	100%
4	ReNew Fazilka Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
5	ReNew Transmission Ventures Private Limited	ReNew Power Private Limited	India	100%	100%
6	ReNew Power International Limited	ReNew Power Private Limited	United Kingdom	100%	100%
7	RMG Acquisition Corp II	ReNew Energy Global Plc	Cayman Islands	100%	100%
8	India Clean Energy Holdings	ReNew Energy Global Plc	Mauritius	100%	100%
9	Diamond II Limited	ReNew Energy Global Plc	Mauritius	100%	100%
10	ReNew Wind Energy (Jath) Limited	ReNew Power Private Limited	India	100%	100%
11	ReNew Wind Energy (Karnataka) Private Limited*	ReNew Power Private Limited	India	71%	72%
12	ReNew Wind Energy (AP) Private Limited*	ReNew Power Private Limited	India	70%	69%
13	ReNew Solar Energy (Jharkhand Three) Private Limited*	ReNew Solar Power Private Limited	India	51%	51%
14	ReNew Solar Energy (Telangana) Private Limited	ReNew Solar Power Private Limited	India	51%	100%
15	ReNew Surya Alok Private Limited*	ReNew Solar Power Private Limited	India	69%	69%
16	ReNew Sunlight Energy Private Limited*	ReNew Green Energy Solutions Private Limited	India	69%	63%
17	ReNew Surya Uday Private Limited*	ReNew Green Energy Solutions Private Limited	India	74%	74%
18	ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)	ReNew Power Private Limited	India	100%	100%
19	RENEW Photovoltaics Private limited(Formerly known as ReNew Saksham Urja Private Limited)	ReNew Power Private Limited	India	100%	100%
20	ReNew E-Fuels Private Limited	ReNew Power Private Limited	India	—	100%
21	ReNew Jal Urja Private Limited	ReNew Power Services Private Limited	India	100%	100%
22	ReNew Wind Energy (Welturi) Private Limited	ReNew Power Private Limited	India	100%	100%
23	ReNew Wind Energy (Devgarh) Private Limited	ReNew Power Private Limited	India	100%	100%
24	ReNew Wind Energy (Rajkot) Private Limited	ReNew Power Private Limited	India	100%	100%
25	ReNew Wind Energy Delhi Private Limited	ReNew Power Private Limited	India	100%	100%
26	ReNew Wind Energy (Shivpur) Private Limited	ReNew Power Private Limited	India	100%	100%
27	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Power Private Limited	India	100%	100%
28	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Power Private Limited	India	100%	100%
29	ReNew Wind Energy (MP) Private Limited	ReNew Power Private Limited	India	100%	100%
30	ReNew Wind Energy (AP 3) Private Limited	ReNew Power Private Limited	India	100%	100%
31	ReNew Wind Energy (MP Two) Private Limited	ReNew Power Private Limited	India	100%	100%
32	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Power Private Limited	India	100%	100%
33	ReNew Wind Energy (Jamb) Private Limited	ReNew Power Private Limited	India	100%	100%
34	ReNew Wind Energy (Orissa) Private Limited	ReNew Power Private Limited	India	100%	100%
35	ReNew Wind Energy (TN) Private Limited	ReNew Power Private Limited	India	100%	100%
36	ReNew Wind Energy (AP2) Private Limited	ReNew Power Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Power Private Limited	India	100%	100%
38	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Power Private Limited	India	100%	100%
39	ReNew Wind Energy (AP 4) Private Limited	ReNew Power Private Limited	India	100%	100%
40	ReNew Wind Energy (MP One) Private Limited	ReNew Power Private Limited	India	100%	100%
41	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Power Private Limited	India	100%	100%
42	Narmada Wind Energy Private Limited	ReNew Power Private Limited	India	100%	100%
43	Abaha Wind Energy Developers Private Limited	ReNew Power Private Limited	India	100%	100%
44	Helios Infratech Private Limited	ReNew Power Private Limited	India	100%	100%
45	Shruti Power Projects Private Limited	ReNew Power Private Limited	India	100%	100%
46	Kanak ReNewables Limited	ReNew Power Private Limited	India	100%	100%
47	Ostro Raj Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
48	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
49	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
50	Bidwal Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
51	Zemira ReNewable Energy Limited	ReNew Power Private Limited	India	100%	100%
52	Renew Vyan Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
53	ReNew Pawan Urja Private Limited	ReNew Power Private Limited	India	100%	100%
54	ReNew Pawan Shakti Private Limited	ReNew Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
55	ReNew Naveen Urja Private Limited	ReNew Power Private Limited	India	100%	100%
56	ReNew Samir Urja Private Limited	ReNew Power Private Limited	India	100%	100%
57	ReNew Samir Shakti Private Limited	ReNew Samir Urja Private Limited	India	100%	100%
58	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Solar Energy (Karnataka) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Saur Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
62	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
63	ReNew Solar Services Private Limited^	ReNew Green Energy Solutions Private Limited	India	100%	100%
64	ReNew Agni Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
65	ReNew Saur Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
66	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
67	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
68	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
69	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
70	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
78	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
79	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
80	ReNew Wind Energy (Budh 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
81	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Vivasvat Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
83	Nokor Solar Energy Private limited	ReNew Solar Power Private Limited	India	100%	100%
84	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
85	Abha Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
86	Izra Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
87	Nokor Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
88	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
89	Auxo Solar Energy Private Limited	ReNew Wind Energy (TN) Private Limited	India	100%	100%
90	Renew Sun Waves Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
91	Auxo Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
92	Renew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
93	Renew Sun Bright Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
94	Renew Services Private Limited$	ReNew Power Private Limited	India	100%	100%
95	Renew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
96	Greenyana Sunstream Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	74%
97	Renew Solar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
98	Renew Vyoman Energy Private limited	ReNew Power Private Limited	India	100%	100%
99	Renew Vyoman Power Private Limited	ReNew Power Private Limited	India	100%	100%
100	Renew Surya Roshni Private limited	ReNew Solar Power Private Limited	India	100%	100%
101	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
102	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
103	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
104	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	100%
105	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
106	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
107	ReNew Sun Shakti Private Limited*	ReNew Green Energy Solutions Private Limited	India	100%	69%
108	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
109	ReNew Surya Ravi Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
110	ReNew Dinkar Jyoti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
111	ReNew Dinkar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
112	ReNew Bhanu Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
113	ReNew Ushma Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
114	ReNew Surya Spark Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	74%
115	ReNew Hans Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
116	ReNew Solar (Shakti One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
117	ReNew Solar (Shakti Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
118	ReNew Solar (Shakti Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
119	ReNew Solar (Shakti Four) Private Limited	ReNew Power Private Limited	India	100%	100%
120	ReNew Solar (Shakti Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
121	ReNew Solar (Shakti Six) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
122	ReNew Solar (Shakti Seven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
123	ReNew Solar (Shakti Eight) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
124	ReNew Green (MHH One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
125	ReNew Green (MHP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
126	ReNew Green (TNJ One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
127	ReNew Green (GJS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
128	ReNew Green (GJS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
129	ReNew Green (MHK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
130	ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')	ReNew Green Energy Solutions Private Limited	India	100%	51%
131	ReNew Green (GJS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	74%
132	ReNew Green (GJ five) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
133	ReNew Green (GJ Six) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
134	ReNew Green (GJ seven) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
135	ReNew Green (MHK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
136	ReNew Green (MHP Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	74%
137	ReNew Green (TNJ Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
138	ReNew Green (MPR Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
139	ReNew Green (KAK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	74%
140	ReNew Green (KAK Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
141	ReNew Green (MHS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
142	ReNew Green (GJ Ten) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	69%
143	ReNew Green (GJ Eleven) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
144	ReNew Green (GJ Twelve) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
145	ReNew Green (GJ Thirteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
146	ReNew Green (KAK Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
147	ReNew Green (MPR Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
148	ReNew Green (MPR Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
149	ReNew Green (TN Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
150	ReNew Green (TN Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
151	ReNew Green (CGS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
152	ReNew Nizamabad Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
153	ReNew Warangal Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
154	ReNew Narwana Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
155	Sunworld Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
156	Neemuch Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
157	Purvanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
158	Rewanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
159	ReNew Medak Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
160	ReNew Ranga Reddy Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
161	ReNew Karimnagar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
162	ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')	ReNew Solar Power Private Limited	India	49%	49%
163	Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')	ReNew Solar Power Private Limited	India	100%	100%
164	ReNew Vikram Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
165	ReNew Tapas Urja Private Limited	ReNew Power Private Limited	India	100%	100%
166	ReNew Green (GJ Nine) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
167	ReNew Green (CGS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
168	ReNew Green (MPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
169	ReNew Vidyut Tej Private Limited	ReNew Power Private Limited	India	100%	100%
170	ReNew Vidyut Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
171	ReNew Power Synergy Private Limited	ReNew Power Private Limited	India	100%	100%
172	Koppal- Narendra Transmission Limited	ReNew Transmission Ventures Private Limited	India	100%	51%
173	ReNew Solar (Shakti Nine) Private Limited	ReNew Solar Power Private Limited	India	—	100%
174	ReNew Solar (Shakti Ten) Private Limited	ReNew Solar Power Private Limited	India	—	100%
175	ReNew Solar (Shakti Eleven) Private Limited	ReNew Solar Power Private Limited	India	—	100%
176	ReNew Solar (Shakti Twelve) Private Limited	ReNew Solar Power Private Limited	India	—	100%
177	ReNew Solar (Shakti Thirteen) Private Limited	ReNew Solar Power Private Limited	India	—	100%
178	IB VOGT Solar Seven Private Limited*	ReNew Solar Power Private Limited	India	24%	49%
179	Corneight Parks Private Limited	ReNew Solar Power Private Limited	India	—	100%
180	Climate Connect Digital Limited	Regent Climate Connect Knowledge Solutions Private Limited	United Kingdom	—	100%
181	India ReNew Energy Limited	ReNew Energy Global Plc	Mauritius	—	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
182	ReNew Green (GJ Fourteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
183	ReNew Green (GJ Fifteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
184	ReNew Green (MHS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
185	ReNew Green (MHS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
186	ReNew Green (UP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
187	ReNew Green (HPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
188	ReNew Green (KAK Five) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
189	ReNew Green (MHP Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
190	Gadag II-A Transmission Limited	ReNew Transmission Ventures Private Limited	India	—	100%
191	ReNew Power Services Private Limited^$	ReNew Power Private Limited	India	100%	100%
192	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
193	Ostro ReNewables Private Limited	Ostro Energy Private Limited	India	100%	100%
194	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
195	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
196	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
197	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
198	ReNew Tej Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
199	ReNew Urja Shachar Private Limited	ReNew Power Private Limited	India	100%	100%
200	ReNew Green (GJ Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
201	ReNew Green (GJ Eight) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
202	Gadag Transmission Limited	ReNew Transmission Ventures Private Limited	India	100%	100%
203	Renew Green (MHP Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
204	Aalok Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
205	Abha Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
206	Shreyas Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
207	Heramba Renewables Limited*	Ostro Energy Private Limited	India	75%	75%
208	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Power Private Limited	India	100%	100%
209	Prathamesh Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
210	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
211	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
212	ReNew Vayu Urja Private Limited	ReNew Power Private Limited	India	100%	100%
213	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
214	Pugalur Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
215	ReNew Wind Energy (Rajasthan 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
216	ReNew Wind Energy (Sipla) Private Limited	ReNew Power Private Limited	India	100%	100%
217	Molagavalli Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
218	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Power Private Limited	India	100%	100%
219	ReNew Surya Jyoti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
220	ReNew Surya Pratap Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
221	ReNew Vayu Energy Private Limited	ReNew Power Private Limited	India	100%	100%
222	Ostro Rann Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
223	Ostro Bhesada Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
224	Ostro Dhar Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
225	Ostro Alpha Wind Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	73%
226	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
227	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
228	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
229	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
230	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
231	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
232	Renew Akshay Urja Limited	Renew Solar Power Private Limited	India	100%	100%
233	ReNew Surya Ojas Private Limited	Renew Solar Power Private Limited	India	100%	100%
234	ReNew Solar Energy (Jharkhand Four) Private limited	Renew Solar Power Private Limited	India	100%	100%
235	Rajat ReNewables Limited	Renew Solar Power Private Limited	India	100%	100%
236	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Power Private Limited	India	100%	100%
237	Renew Surya Kiran Private Limited*	ReNew Green Energy Solutions Private Limited	India	69%	69%
238	ReNew Mega Solar Power Private Limited	Renew Solar Power Private Limited	India	51%	100%
239	ReNew Solar Energy Private Limited^+	ReNew Power Private Limited	India	100%	—
240	ReNew Distributed Solar Energy Private^+	ReNew Solar Energy Private Limited	India	100%	—
241	ReNew Distributed Solar Services Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
242	ReNew Distributed Solar Power Private Limited^+	ReNew Solar Energy Private Limited	India	100%	—
243	ReNew Surya Mitra Private Limited*^+	ReNew Solar Energy Private Limited	India	68%	—
244	ReNew Surya Prakash Private Limited^+	ReNew Solar Energy Private Limited	India	100%	—
245	ReNew Saur Vidyut Private Limited^+	ReNew Solar Energy Private Limited	India	100%	—
246	ReNew Solar Daylight Energy Private Limited+	ReNew Solar Energy Private Limited	India	100%	—

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
247	ReNew Solar Sun Flame Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
248	ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)+	ReNew Solar Energy Private Limited	India	100%	—
249	Zorya Distributed Power Services Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
250	ReNew Cleantech Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
251	ReNew Sun Ability Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
252	ReNew Mega Light Private Limited+	ReNew Solar Energy Private Limited	India	100%	—
253	ReNew Sun Flash Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
254	ReNew Mega Urja Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
255	ReNew Mega Spark Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
256	ReNew Mega Green Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
257	ReNew Green Energy Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
258	ReNew Green Power Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
259	Shekhawati Solar Park Private Limited#	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—
260	Renew Green Solutions Private Limited+	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	—

^ These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.

$ These companies are engaged in providing services for operation and management.

* The remaining stakeholders in the respective entities have protective rights only. The Group has evaluated that it has ability to use its power over the entities which entitle the Group to exposure / rights to variable returns, hence these have been accounted as subsidiaries in these consolidated financial statements of the Group.

+ These entities which formed part of solar rooftop portfolio, were disposed on January 18, 2022.

# Shekhawati Solar Park Private Limited was disposed on March 29, 2022.

^^ RPPL is deemed to be the accounting acquirer in the transaction (refer Note 2.3). The remaining 7% shareholding are held by non controlling interest which are material to the Group.

All Group companies listed above are engaged in generation of power through non-conventional and renewable energy sources except for following entities:

i)
ReNew Wind Energy (Jamb) Private Limited which is purely engaged in providing EPC services.
ii)
ReNew Services Private Limited which is purely engaged in providing operation and maintenance services.
iii)
Koppal- Narendra Transmission Limited, Gadag II-A Transmission Limited and Gadag Transmission Limited are engaged in construction / maintenance of transmission lines.
(b)
Interests in joint operations and joint ventures*

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2022	2023
1	VG DTL Transmissions Projects Private Limited	ReNew Wind Energy (AP2) Private Limited	India	50%	50%
2	3E NV	ReNew Power International Limited	Belgium	—	40%
3	Fluence India ReNew JV Private Limited	ReNew Power Private Limited	India	—	50%

* Also refer note 55.

(c)
Non-controlling interests

Details of subsidiaries that have material non-controlling interests

The non-controlling interests (excluding those having put option to be settled in cash) that are material to the Group primarily relates to RPPL wherein Canada Pension Plan Investment Board holds an economic interest by virtue of its shareholding of 3.11% amounting to INR 3,752 as at March 31, 2023 (March 31, 2022: 3.11% amounting to INR 3,870) (refer (i) below).

There are certain other subsidiaries in the Group (refer Note (a) above) with non-controlling interests but these are not considered material to the Group and hence no disclosures have been made related to these subsidiaries.

The table below shows summarised consolidated financial information of RPPL, before intercompany eliminations:

(i)
Consolidated statement of financial position

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)

Non-current assets	506,129	635,813	7,736
Current assets	124,603	107,861	1,312
Non-current liabilities	404,808	509,989	6,205
Current liabilities	97,596	106,135	1,291
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	4,064	7,788	95
Equity attributable to equity holders of the parent	124,264	119,762	1,457

Attributable to:
Equity holders of the parent	120,394	116,010	1,411
Non-controlling interests (excluding liability for put options with non-controlling interests)	3,870	3,752	46

(ii)
Consolidated statement of profit or loss and other comprehensive income

	For the year ended March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Revenue	59,349	78,223	952
Other income	9,568	10,290	125
Expenses	71,800	91,856	1,118
Loss for the year	(2,883)	(3,343)	(41)
Other comprehensive income for the year, net of tax	3,569	854	10
Total comprehensive income / (loss) for the year, net of tax	686	(2,489)	(30)

Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	449	6	0
Equity holders of the parent	(3,332)	(3,349)	(41)
	(2,883)	(3,343)	(41)
Attributable to:
Equity holders of the parent	(2,832)	(3,130)	(38)
Non-controlling interests (including liability for put options with non-controlling interests)	(500)	(218)	(3)

Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	465	108	1
Equity holders of the parent	221	(2,597)	(32)
	686	(2,489)	(30)
Attributable to:
Equity holders of the parent	351	(5,880)	(72)
Non-controlling interests (including liability for put options with non-controlling interests)	(130)	3,282	40

(iii)
Consolidated statement of cash flows

	For the year ended March 31,
	2022	2023	2023
Net cash generated from operating activities	45,775	68,060	828
Net cash used in investing activities	(116,258)	(86,097)	(1,048)
Net cash generated from financing activities	77,024	27,187	331
Net increase in cash and cash equivalents	6,541	9,150	111